Document And Entity Information	Oct. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2023
Entity Registrant Name	Flexsteel Industries Inc
Entity Central Index Key	0000037472
Entity Emerging Growth Company	false
Securities Act File Number	0-5151
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	42-0442319
Entity Address, Address Line One	385 BELL STREET
Entity Address, City or Town	DUBUQUE
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001-0877
City Area Code	563
Local Phone Number	556-7730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLXS
Security Exchange Name	NASDAQ